Impairment of non-current assets - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Information about prices based on information provided by specialized market analysts and management analysts	Oil price – Brent: the forecasts include USD$46.36/barrel for the first year, USD$57.00/barrel for the medium term and USD$67.77/barrel for the long term.	In 2019, the assumptions taken USD$55.61/barrel for the first year, USD$56.50/barrel for the medium term and USD$71.6/barrel as of the year 2030.	In 2018, the assumptions taken USD$81.4/barrel for 2018, USD$67.6/barrel average for the next six years and USD$71.4/barrel as of 2030.
Cenit Transporte y Logistica S.A.S. [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment loss recognised in profit or loss, biological assets	$ 341,065
Recoverable amount of asset or cash-generating unit	7,049,007
Cash Generating Unit Carrying Amount	$ 2,153,631
Offshore International Group
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	5.79%	8.50%	8.92%
Impairment loss	$ 609,826	$ 530,330
Refineria de Barrancabermeja (projects) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Expense for impairment		$ 225,094
Refineria De Cartagana [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	5.10%	6.23%	6.48%
Weighted average cost of capital, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Weighted average cost of capital, significant unobservable inputs, assets	3.67	6.31	7.46
Bioenergy [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use		6.03%	6.97%
Impairment loss recognised in profit or loss, biological assets		$ 234,340
Transportation and logistics segment [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	3.17%	4.88%	5.60%
Impairment loss		$ 232,556	$ 167,917
Impairment loss relating to South Cash Generating Unit		106,983
Impairment Loss Relating to North Cash Generating Unit		$ 125,140
Refineria de Barrancabermeja (projects) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss, biological assets	$ 341,000